Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Year-end value of $100 invested on 03/21/2024 based on:		Net Income (in millions) ($)(6)	Company-Selected Measure: Revenue (in millions) ($)(7)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)

2025	3,101,009	307,430,831	2,702,619	47,610,252	455.73	130.94	530	2,203
2024	2,613,869	861,753,126	6,947,158	155,342,721	324.03	118.17	(484)	1,300

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Amounts shown are the total compensation as calculated in the Summary Compensation Table for our Chief Executive Officer (Mr. Huffman) and the average for our non-PEO NEOs (Messrs. Vollero, Slowe, and Lee and Ms. Wong).
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure in each covered year is the Dow Jones Internet Composite Index (DJINET) which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. This column assumes $100.00 was invested in this peer group on March 21, 2024 (same period as used for footnote (4) above).
PEO Total Compensation Amount	$ 3,101,009	$ 2,613,869
PEO Actually Paid Compensation Amount	$ 307,430,831	861,753,126
Adjustment To PEO Compensation, Footnote	Amounts shown reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our non-PEO NEOs. These amounts are calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not represent the actual final amount of compensation earned or actually paid to our Named Executive Officers during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	PEO		Average Non-PEO NEOs
Year	12/31/2024 ($)	12/31/2025 ($)	12/31/2024 ($)	12/31/2025 ($)

Total Compensation from Summary Compensation Table	2,613,869	3,101,009	6,947,158	2,702,619
Adjustments for Equity Awards:
Adjustment for grant date values in the Summary Compensation Table	—	—	(5,576,457)	(1,459,714)
Year-end fair value of unvested awards granted in the current year	—	—	13,194,675	392,446
Year-over-year difference of year-end fair values for unvested awards granted in prior years	735,588,807	283,106,420	113,569,011	41,873,967
Fair values at vest date for awards granted and vested in current year	—	—	3,427,088	863,635
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	123,550,450	21,223,401	23,781,247	3,237,299
Compensation Actually Paid (as calculated)	861,753,126	307,430,831	155,342,721	47,610,252
No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Non-PEO NEO Average Total Compensation Amount	$ 2,702,619	6,947,158
Non-PEO NEO Average Compensation Actually Paid Amount	$ 47,610,252	155,342,721
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our non-PEO NEOs. These amounts are calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not represent the actual final amount of compensation earned or actually paid to our Named Executive Officers during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	PEO		Average Non-PEO NEOs
Year	12/31/2024 ($)	12/31/2025 ($)	12/31/2024 ($)	12/31/2025 ($)

Total Compensation from Summary Compensation Table	2,613,869	3,101,009	6,947,158	2,702,619
Adjustments for Equity Awards:
Adjustment for grant date values in the Summary Compensation Table	—	—	(5,576,457)	(1,459,714)
Year-end fair value of unvested awards granted in the current year	—	—	13,194,675	392,446
Year-over-year difference of year-end fair values for unvested awards granted in prior years	735,588,807	283,106,420	113,569,011	41,873,967
Fair values at vest date for awards granted and vested in current year	—	—	3,427,088	863,635
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	123,550,450	21,223,401	23,781,247	3,237,299
Compensation Actually Paid (as calculated)	861,753,126	307,430,831	155,342,721	47,610,252
No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue •DAUq •Adjusted EBITDA
Total Shareholder Return Amount	$ 455.73	324.03
Peer Group Total Shareholder Return Amount	130.94	118.17
Net Income (Loss)	$ 530,000,000	$ (484,000,000)
Company Selected Measure Amount	2,203,000,000	1,300,000,000
PEO Name	Mr. Huffman
Additional 402(v) Disclosure	Stock options are valued as of the applicable measurement date using a Black-Scholes model, with assumptions consistent with those used for grant date fair value under ASC 718.Total Shareholder Return reflects the cumulative total return of an initial $100 investment in our Class A common stock, measured from March 21, 2024 (the date our Class A common stock began trading on the NYSE). Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.Reflects the Net Income reported in our audited financial statements for the applicable fiscal year.Revenue, in our view, represents the most important financial performance measure used to link compensation actually paid to our Chief Executive Officer and non-PEO NEOs to our performance because it is weighted as 40% of our annual cash bonus incentive opportunity funding for both 2024 and 2025, the highest weighted financial measure for such funding.We completed our initial public offering in 2024. Compensation actually paid, as defined by SEC rules, reflects adjustments to the value of equity awards based on factors such as year-end stock price, but does not represent actual payouts. Compensation actually paid generally moves with our stock price. While net income is not part of our compensation program, revenue has historically served as the highest-weighted financial performance measure under our annual bonus incentive opportunity.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	DAUq
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,106,420	735,588,807
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,223,401	123,550,450
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,459,714)	(5,576,457)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,446	13,194,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,873,967	113,569,011
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,635	3,427,088
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,237,299	$ 23,781,247